T. ROWE PRICE International Bond Fund (USD Hedged)
September 30, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.6%
Government Bonds 0.6%
Republic of Albania, 3.50%, 10/9/25 (EUR) (1) 5,310,000 5,421
Republic of Albania, 3.50%, 6/16/27 (EUR) (1) 4,085,000 4,044
Republic of Albania, 3.50%, 11/23/31 (EUR) (1) 11,810,000 10,285
Republic of Albania, 5.90%, 6/9/28 (EUR) (1) 15,580,000 16,080
Total Albania (Cost
$40,385
)
35,830
AUSTRALIA 3.1%
Corporate Bonds 0.9%
APA Infrastructure, 3.50%, 3/22/30 (GBP)  5,500,000 5,625
Brambles Finance, 4.25%, 3/22/31 (EUR)  7,660,000 7,968
NBN, 4.125%, 3/15/29 (EUR)  11,070,000 11,594
Sydney Airport Finance, 4.375%, 5/3/33 (EUR) (2) 8,150,000 8,393
Transurban Finance, 1.875%, 9/16/24 (EUR)  7,836,000 8,096
Transurban Finance, 3.00%, 4/8/30 (EUR)  11,250,000 10,922
52,598
Government Bonds 2.2%
Commonwealth of Australia, Series 140, 4.50%, 4/21/33  126,357,000 81,620
Commonwealth of Australia, Series 150, 3.00%, 3/21/47  28,048,000 13,428
New South Wales Treasury, Series 26, 4.00%, 5/20/26  46,975,600 29,973
125,021
Total Australia (Cost
$210,099
)
177,619
AUSTRIA 0.4%
Government Bonds 0.4%
Republic of Austria, 0.75%, 3/20/51 (1) 40,505,000 21,600
Total Austria (Cost
$24,829
)
21,600
BELGIUM 0.0%
Corporate Bonds 0.0%
Anheuser-Busch InBev, 1.65%, 3/28/31  1,465,000 1,323
Total Belgium (Cost
$1,378
)
1,323
BRAZIL 1.4%
Corporate Bonds 0.2%
Braskem Netherlands Finance, 4.50%, 1/31/30 (USD)  6,200,000 5,059

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
MercadoLibre, 3.125%, 1/14/31 (USD)  6,325,000 4,983
10,042
Government Bonds 1.2%
Brazil Notas do Tesouro Nacional, Series NTNB, 6.00%, 8/15/30  111,147,147 22,638
Brazil Notas do Tesouro Nacional, Series NTNB, Inflation-
Indexed, 6.00%, 5/15/25  33,607,447 6,711
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/27  86,665,000 16,852
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/31  127,010,000 23,529
69,730
Total Brazil (Cost
$79,079
)
79,772
BULGARIA 0.5%
Government Bonds 0.5%
Republic of Bulgaria, 4.50%, 1/27/33 (EUR) (2) 18,433,000 18,855
Republic of Bulgaria, 4.50%, 1/27/33 (EUR) (1) 8,790,000 8,991
Total Bulgaria (Cost
$29,132
)
27,846
CANADA 3.2%
Asset-Backed Securities 0.1%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%,
1/25/52 (1) 8,230,000 5,445
5,445
Corporate Bonds 0.3%
Transcanada Trust, Series 17-B, VR, 4.65%, 5/18/77 (3) 27,134,000 17,418
17,418
Government Bonds 2.8%
Government of Canada, 1.25%, 3/1/27  65,220,000 43,187
Government of Canada, 3.50%, 3/1/28  42,285,000 30,200
Government of Canada, 5.00%, 6/1/37  35,290,000 28,576
Government of Canada Real Return Bond, Inflation-Indexed,
Series CPI, 4.00%, 12/1/31  65,192,593 54,087
Province of Ontario, 3.50%, 6/2/43  5,239,000 3,156
159,206
Total Canada (Cost
$204,685
)
182,069
CHILE 0.3%
Corporate Bonds 0.2%
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (USD) (1) 7,865,000 6,749

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Interchile, 4.50%, 6/30/56 (USD)  8,000,000 6,018
12,767
Government Bonds 0.1%
Republic of Chile, 4.125%, 7/5/34 (EUR)  6,420,000 6,457
6,457
Total Chile (Cost
$21,944
)
19,224
CHINA 7.0%
Convertible Bonds 0.1%
Xiaomi Best Time International, Zero Coupon, 12/17/27 (USD)  7,000,000 5,980
5,980
Corporate Bonds 0.3%
State Grid Overseas Investment BVI, 1.375%, 5/2/25 (EUR) (1) 10,000,000 10,079
Tencent Holdings, 3.24%, 6/3/50 (USD)  10,200,000 5,881
Tencent Holdings, 3.84%, 4/22/51 (USD)  7,000,000 4,474
20,434
Government Bonds 6.6%
China Development Bank, Series 1905, 3.48%, 1/8/29  250,000,000 35,454
People's Republic of China, Series INBK, 2.60%, 9/1/32  860,000,000 116,369
People's Republic of China, Series INBK, 2.62%, 4/15/28  110,000,000 15,098
People's Republic of China, Series INBK, 2.69%, 8/15/32  510,000,000 69,498
People's Republic of China, Series INBK, 3.02%, 5/27/31  270,000,000 37,804
People's Republic of China, Series INBK, 3.32%, 4/15/52  180,000,000 25,862
People's Republic of China, Series INBK, 3.53%, 10/18/51  170,000,000 25,253
People's Republic of China, Series 1908, 4.00%, 6/24/69  60,000,000 10,014
People's Republic of China, Series 1915, 3.13%, 11/21/29  310,000,000 43,705
379,057
Total China (Cost
$414,817
)
405,471
COLOMBIA 0.5%
Government Bonds 0.5%
Republic of Colombia, Series B, 6.00%, 4/28/28  60,253,700,000 12,191
Republic of Colombia, Series B, 7.00%, 3/26/31  95,880,000,000 18,433
Republic of Colombia, Series B, 13.25%, 2/9/33  1,866,500,000 495
Total Colombia (Cost
$25,955
)
31,119
CYPRUS 0.4%
Government Bonds 0.4%
Republic of Cyprus, 0.95%, 1/20/32  19,769,000 16,399

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Republic of Cyprus, 1.50%, 4/16/27  2,130,000 2,085
Republic of Cyprus, 2.75%, 6/27/24  1,668,000 1,749
Republic of Cyprus, 2.75%, 2/26/34  2,716,000 2,490
Republic of Cyprus, 2.75%, 5/3/49  2,832,000 2,151
Total Cyprus (Cost
$33,750
)
24,874
CZECH REPUBLIC 0.7%
Government Bonds 0.7%
Republic of Czech, Series 105, 2.75%, 7/23/29  492,350,000 19,225
Republic of Czech, Series 125, 1.50%, 4/24/40  355,000,000 9,651
Republic of Czech, Series 142, 1.95%, 7/30/37  295,150,000 9,207
Total Czech Republic (Cost
$38,282
)
38,083
DENMARK 0.6%
Corporate Bonds 0.6%
Carlsberg Breweries, 0.875%, 7/1/29 (EUR)  1,746,000 1,539
Danske Bank, VR, 0.75%, 6/9/29 (EUR) (2)(3) 8,420,000 7,433
Danske Bank, VR, 1.375%, 2/17/27 (EUR) (3) 2,440,000 2,389
Danske Bank, VR, 1.375%, 2/12/30 (EUR) (3) 4,700,000 4,696
Orsted, 4.875%, 1/12/32 (GBP)  5,750,000 6,464
TDC Net, 5.618%, 2/6/30 (EUR)  13,970,000 14,364
Total Denmark (Cost
$38,949
)
36,885
FRANCE 2.9%
Corporate Bonds 1.7%
Altice France, 3.375%, 1/15/28 (1) 505,000 394
Altice France, 5.875%, 2/1/27 (1) 1,305,000 1,183
Banijay Entertainment, 7.00%, 5/1/29 (1) 1,045,000 1,093
Banque Federative du Credit Mutuel, 1.25%, 5/26/27 (2) 3,000,000 2,860
Banque Federative du Credit Mutuel, 1.375%, 7/16/28 (2) 3,100,000 2,889
Banque Federative du Credit Mutuel, 5.125%, 1/13/33  5,400,000 5,540
BNP Paribas, VR, 2.125%, 1/23/27 (3) 9,300,000 9,283
BNP Paribas, VR, 3.875%, 1/10/31 (3) 4,000,000 4,144
BPCE, 0.25%, 1/14/31  7,100,000 5,640
BPCE, 3.50%, 1/25/28  5,500,000 5,651
Credit Agricole, 0.875%, 1/14/32 (2) 1,000,000 796
Credit Agricole, 1.00%, 9/16/24  5,800,000 5,953
Credit Agricole, 1.875%, 12/20/26  5,200,000 5,119
Credit Agricole Assurances, VR, 2.625%, 1/29/48 (3) 6,000,000 5,550
Electricite de France, 6.125%, 6/2/34 (GBP)  7,200,000 8,456
Holding d'Infrastructures de Transport, 1.475%, 1/18/31  8,600,000 7,230

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
IPD 3, 8.00%, 6/15/28 (1) 1,825,000 1,944
Loxam, 6.375%, 5/15/28  3,795,000 3,921
Orange, 3.25%, 1/15/32 (GBP)  6,500,000 6,740
RTE Reseau de Transport d'Electricite SADIR, 0.75%, 1/12/34  7,200,000 5,600
Veolia Environnement, 1.25%, 4/2/27 (2) 2,000,000 1,930
Veolia Environnement, 1.94%, 1/7/30  5,700,000 5,317
97,233
Government Bonds 1.2%
Republic of France, 1.25%, 5/25/36 (1) 65,636,000 52,913
Republic of France, 3.00%, 5/25/33  18,975,000 19,381
72,294
Total France (Cost
$202,862
)
169,527
GERMANY 6.4%
Corporate Bonds 1.2%
Allianz, VR, 3.375% (3)(4) 13,400,000 13,813
E.ON International Finance, 6.25%, 6/3/30 (GBP)  11,400,000 14,167
Fresenius, 5.00%, 11/28/29  5,200,000 5,541
Gruenenthal, 3.625%, 11/15/26 (1) 990,000 990
Gruenenthal, 6.75%, 5/15/30 (1) 530,000 566
Gruenenthal, 6.75%, 5/15/30  3,500,000 3,739
Hannover Rueck, VR, 1.125%, 10/9/39 (3) 11,500,000 9,560
Hannover Rueck, VR, 1.75%, 10/8/40 (2)(3) 4,800,000 3,996
TK Elevator Midco, 4.375%, 7/15/27 (1)(2) 2,745,000 2,621
Volkswagen International Finance, Series 10Y, 1.875%, 3/30/27  1,300,000 1,255
Volkswagen Leasing, 1.50%, 6/19/26  5,135,000 5,031
Volkswagen Leasing, 1.625%, 8/15/25 (2) 5,350,000 5,397
66,676
Government Bonds 5.2%
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 2/15/30  110,935,000 98,786
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/52  27,421,200 12,404
Deutsche Bundesrepublik, Inflation-Indexed, 0.10%, 4/15/26  90,941,964 94,313
Deutsche Bundesrepublik, Inflation-Indexed, 0.50%, 4/15/30  84,814,576 89,963
KfW, 4.70%, 6/2/37 (CAD)  5,202,000 3,703
299,169
Total Germany (Cost
$387,137
)
365,845
GREECE 0.3%
Government Bonds 0.3%
Hellenic Republic, 0.75%, 6/18/31 (1) 17,599,000 14,538
Total Greece (Cost
$21,186
)
14,538

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
HUNGARY 0.9%
Corporate Bonds 0.1%
OTP Bank, VR, 7.35%, 3/4/26 (EUR) (3) 5,290,000 5,696
5,696
Government Bonds 0.8%
Republic of Hungary, 5.00%, 2/22/27 (EUR)  8,464,000 9,004
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  21,140,670,000 38,690
47,694
Total Hungary (Cost
$69,019
)
53,390
ICELAND 0.3%
Corporate Bonds 0.1%
Landsbankinn, 0.375%, 5/23/25 (EUR)  8,060,000 7,893
7,893
Government Bonds 0.2%
Republic of Iceland, 0.00%, 4/15/28 (EUR)  10,385,000 9,221
9,221
Total Iceland (Cost
$21,609
)
17,114
INDIA 0.9%
Corporate Bonds 0.2%
ABJA Investment, 5.95%, 7/31/24 (USD)  6,850,000 6,832
State Bank of India, 4.875%, 5/5/28 (USD) (2) 5,088,000 4,921
11,753
Government Bonds 0.7%
Republic of India, 7.26%, 8/22/32  3,550,060,000 42,750
42,750
Total India (Cost
$54,717
)
54,503
INDONESIA 1.7%
Corporate Bonds 0.1%
Minejesa Capital, 5.625%, 8/10/37 (USD) (2) 3,965,000 3,039
3,039
Government Bonds 1.6%
Republic of Indonesia, 3.75%, 6/14/28 (EUR)  40,797,000 42,278
Republic of Indonesia, Series FR87, 6.50%, 2/15/31  39,098,000,000 2,484

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Republic of Indonesia, Series FR91, 6.375%, 4/15/32  324,510,000,000 20,504
Republic of Indonesia, Series FR95, 6.375%, 8/15/28  441,080,000,000 28,385
93,651
Total Indonesia (Cost
$109,342
)
96,690
IRELAND 0.1%
Government Bonds 0.1%
Republic of Ireland, 1.50%, 5/15/50  2,696,000 1,782
Republic of Ireland, 2.00%, 2/18/45  5,630,000 4,446
Total Ireland (Cost
$10,738
)
6,228
ISRAEL 1.8%
Corporate Bonds 0.2%
Bank Hapoalim, VR, 3.255%, 1/21/32 (USD) (1)(3) 6,450,000 5,501
Israel Electric, 7.875%, 12/15/26 (USD)  5,500,000 5,689
11,190
Government Bonds 1.6%
State of Israel, 1.50%, 1/18/27 (EUR)  18,046,000 17,639
State of Israel, Series 0142, 5.50%, 1/31/42  117,027,000 34,872
State of Israel, Series 0347, 3.75%, 3/31/47  13,870,000 3,250
State of Israel, Series 0825, 1.75%, 8/31/25  153,957,436 38,301
94,062
Total Israel (Cost
$130,919
)
105,252
ITALY 4.0%
Corporate Bonds 0.8%
Autostrade per l'Italia, 2.00%, 12/4/28  6,245,000 5,772
Autostrade per l'Italia, 2.00%, 1/15/30  5,620,000 4,952
CA Auto Bank, 0.50%, 9/13/24  5,800,000 5,910
Enel Finance International, 5.625%, 8/14/24 (GBP)  2,663,000 3,237
Inter Media & Communication, 6.75%, 2/9/27  5,350,000 5,404
Intesa Sanpaolo, 1.75%, 7/4/29  8,399,000 7,494
Lottomatica, FRN, 3M EURIBOR + 4.125%, 7.928%, 6/1/28 (1) 1,040,000 1,107
Snam, 0.875%, 10/25/26 (2) 6,950,000 6,673
UniCredit, VR, 4.875%, 2/20/29 (3) 6,100,000 6,417
46,966
Government Bonds 3.2%
Italy Buoni Poliennali Del Tesoro, Series 10Y, 4.40%, 5/1/33  120,121,000 124,249
Italy Buoni Poliennali Del Tesoro, Series 50Y, 2.80%, 3/1/67  37,508,000 24,238

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Italy Buoni Poliennali Del Tesoro, Series CPI, 1.30%, 5/15/28 (1) 35,145,980 36,055
184,542
Total Italy (Cost
$259,738
)
231,508
IVORY COAST 0.1%
Government Bonds 0.1%
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  8,775,000 7,683
Total Ivory Coast (Cost
$7,650
)
7,683
JAPAN 12.9%
Government Bonds 12.9%
Government of Japan, Series 16, 1.30%, 3/20/63  10,800,000,000 62,766
Government of Japan, Series 44, 1.70%, 9/20/44  8,984,200,000 62,424
Government of Japan, Series 73, 0.70%, 12/20/51  586,150,000 3,096
Government of Japan, Series 74, 1.00%, 3/20/52  10,935,750,000 62,528
Government of Japan, Series 75, 1.30%, 6/20/52  10,616,750,000 65,371
Government of Japan, Series 76, 1.40%, 9/20/52  9,517,350,000 60,082
Government of Japan, Series 338, 0.40%, 3/20/25  13,396,000,000 90,173
Government of Japan Treasury Bills, Series 1177, (0.13)%,
11/20/23  12,700,000,000 85,007
Government of Japan, Inflation-Indexed, Series 18, 0.10%,
3/10/24  5,365,771,200 36,587
Government of Japan, Inflation-Indexed, Series 19, 0.10%,
9/10/24  8,990,239,200 61,632
Government of Japan, Inflation-Indexed, Series 20, 0.10%,
3/10/25  10,246,748,000 70,621
Government of Japan, Inflation-Indexed, Series 26, 0.005%,
3/10/31  7,175,971,170 50,983
Government of Japan, Inflation-Indexed, Series 27, 0.005%,
3/10/32  4,410,100,700 31,100
Total Japan (Cost
$901,530
)
742,370
KUWAIT 0.2%
Corporate Bonds 0.2%
MEGlobal, 2.625%, 4/28/28 (USD) (2) 3,125,000 2,707
MEGlobal, 2.625%, 4/28/28 (USD) (1) 9,170,000 7,942
Total Kuwait (Cost
$12,068
)
10,649

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
LATVIA 1.1%
Government Bonds 1.1%
Republic of Latvia, 0.375%, 10/7/26 (EUR)  64,671,000 61,695
Total Latvia (Cost
$71,228
)
61,695
LITHUANIA 0.6%
Corporate Bonds 0.0%
PLT VII Finance, 4.625%, 1/5/26 (1) 1,150,000 1,180
1,180
Government Bonds 0.6%
Republic of Lithuania, 3.875%, 6/14/33  30,295,000 31,254
31,254
Total Lithuania (Cost
$33,421
)
32,434
LUXEMBOURG 0.3%
Corporate Bonds 0.3%
Albion Financing 1, 5.25%, 10/15/26 (2) 3,200,000 3,195
Altice Financing, 4.25%, 8/15/29 (1) 1,775,000 1,554
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29  9,970,000 8,245
Logicor Financing, 1.50%, 7/13/26 (2) 6,240,000 5,911
Total Luxembourg (Cost
$22,611
)
18,905
MALAYSIA 2.3%
Government Bonds 2.3%
Government of Malaysia, Series 0120, 4.065%, 6/15/50  94,879,000 18,904
Government of Malaysia, Series 0216, 4.736%, 3/15/46  310,065,000 69,046
Government of Malaysia, Series 0318, 4.642%, 11/7/33  78,750,000 17,687
Government of Malaysia, Series 0518, 4.921%, 7/6/48  119,656,000 27,130
Total Malaysia (Cost
$147,871
)
132,767
MEXICO 2.1%
Corporate Bonds 0.3%
America Movil, 5.75%, 6/28/30 (GBP)  6,670,000 8,199
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD) (3) 11,800,000 10,169
18,368

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 1.8%
Petroleos Mexicanos, 4.75%, 2/26/29 (EUR)  13,400,000 10,742
United Mexican States, Series M, 7.50%, 5/26/33  899,090,000 43,853
United Mexican States, Series M, 8.50%, 5/31/29  163,115,000 8,758
United Mexican States, Series M, 8.50%, 11/18/38  727,050,000 36,799
100,152
Total Mexico (Cost
$122,060
)
118,520
NETHERLANDS 0.7%
Corporate Bonds 0.7%
Cooperatieve Rabobank, 4.625%, 5/23/29 (GBP)  100,000 110
GTCR W-2 Merger, 8.50%, 1/15/31 (GBP) (1) 235,000 292
ING Groep, VR, 1.25%, 2/16/27 (3) 8,800,000 8,618
LeasePlan, VR, 7.375% (3)(4) 8,200,000 8,561
Nationale-Nederlanden Bank, 0.375%, 2/26/25  5,300,000 5,305
TenneT Holding, 2.00%, 6/5/34  12,320,000 11,146
VZ Secured Financing, 3.50%, 1/15/32 (2) 3,900,000 3,168
Ziggo, 2.875%, 1/15/30 (2) 2,720,000 2,322
Total Netherlands (Cost
$42,902
)
39,522
NEW ZEALAND 0.9%
Corporate Bonds 0.1%
Chorus, 3.625%, 9/7/29 (EUR)  8,130,000 8,258
8,258
Government Bonds 0.8%
New Zealand Government Bond, Series 0433, 3.50%, 4/14/33  82,975,000 42,987
42,987
Total New Zealand (Cost
$56,700
)
51,245
NORTH MACEDONIA 0.1%
Government Bonds 0.1%
Republic of North Macedonia, 6.96%, 3/13/27 (EUR) (1) 5,430,000 5,859
Total North Macedonia (Cost
$5,749
)
5,859
NORWAY 0.3%
Corporate Bonds 0.1%
Avinor, 0.75%, 10/1/30 (EUR)  10,635,000 9,004
9,004

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 0.2%
Kingdom of Norway, Series 476, 3.00%, 3/14/24 (1) 104,912,000 9,746
9,746
Total Norway (Cost
$22,125
)
18,750
PERU 0.4%
Corporate Bonds 0.1%
Banco de Credito del Peru, VR, 3.125%, 7/1/30 (USD) (3) 6,175,000 5,675
5,675
Government Bonds 0.3%
Republic of Peru, 5.40%, 8/12/34  86,565,000 19,529
19,529
Total Peru (Cost
$25,839
)
25,204
PHILIPPINES 0.1%
Government Bonds 0.1%
Republic of Philippines, 0.25%, 4/28/25 (EUR)  4,245,000 4,196
Total Philippines (Cost
$5,095
)
4,196
POLAND 0.0%
Corporate Bonds 0.0%
InPost, 2.25%, 7/15/27 (EUR) (1) 1,740,000 1,600
Total Poland (Cost
$2,075
)
1,600
PORTUGAL 0.2%
Corporate Bonds 0.2%
Banco Comercial Portugues, VR, 1.125%, 2/12/27 (2)(3) 5,800,000 5,508
Banco Comercial Portugues, VR, 1.75%, 4/7/28 (2)(3) 3,500,000 3,225
Banco Comercial Portugues, VR, 6.888%, 12/7/27 (3) 3,900,000 3,955
Total Portugal (Cost
$13,059
)
12,688
QATAR 0.1%
Corporate Bonds 0.1%
QNB Finance, 2.75%, 2/12/27 (USD)  8,200,000 7,510
Total Qatar (Cost
$7,932
)
7,510

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
ROMANIA 1.7%
Corporate Bonds 0.4%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (2)(3) 14,940,000 16,436
RCS & RDS, 3.25%, 2/5/28 (EUR)  6,300,000 5,504
21,940
Government Bonds 1.3%
Republic of Romania, 2.125%, 3/7/28 (EUR) (1) 12,830,000 11,797
Republic of Romania, 2.875%, 10/28/24 (EUR) (2) 2,725,000 2,836
Republic of Romania, 2.875%, 5/26/28 (EUR) (2) 16,560,000 15,700
Republic of Romania, 2.875%, 3/11/29 (EUR) (2) 3,963,000 3,678
Republic of Romania, Series 15Y, 4.75%, 10/11/34  225,515,000 39,847
73,858
Total Romania (Cost
$105,360
)
95,798
SAUDI ARABIA 0.1%
Government Bonds 0.1%
Saudi Arabian Oil, 4.25%, 4/16/39 (USD)  5,800,000 4,731
Total Saudi Arabia (Cost
$5,376
)
4,731
SENEGAL 0.1%
Government Bonds 0.1%
Republic of Senegal, 5.375%, 6/8/37 (EUR)  9,600,000 6,533
Total Senegal (Cost
$6,678
)
6,533
SERBIA 0.9%
Corporate Bonds 0.1%
Summer BidCo, 9.00%, 11/15/25, (9.00% Cash or 9.75% PIK)
(EUR) (5) 1,578,696 1,629
United Group, 4.625%, 8/15/28 (EUR) (1) 3,105,000 2,807
4,436
Government Bonds 0.8%
Republic of Serbia, 1.00%, 9/23/28 (EUR) (1) 26,075,000 21,509
Republic of Serbia, 1.50%, 6/26/29 (EUR) (1)(2) 14,635,000 11,938
Republic of Serbia, 1.65%, 3/3/33 (EUR)  10,435,000 7,227
Republic of Serbia, 2.05%, 9/23/36 (EUR) (1) 5,025,000 3,162

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Republic of Serbia, 2.05%, 9/23/36 (EUR)  4,885,000 3,074
46,910
Total Serbia (Cost
$70,552
)
51,346
SINGAPORE 3.3%
Government Bonds 3.3%
Government of Singapore, 0.50%, 11/1/25  44,175,000 30,261
Government of Singapore, 1.625%, 7/1/31  48,911,000 31,472
Government of Singapore, 2.375%, 6/1/25  15,670,000 11,212
Government of Singapore, 2.875%, 7/1/29  162,299,000 115,524
Total Singapore (Cost
$191,320
)
188,469
SLOVENIA 0.7%
Government Bonds 0.7%
Republic of Slovenia, Series RS74, 1.50%, 3/25/35 (2) 11,285,000 9,208
Republic of Slovenia, Series RS76, 3.125%, 8/7/45  20,086,000 18,336
Republic of Slovenia, Series RS77, 2.25%, 3/3/32 (2) 7,145,000 6,786
Republic of Slovenia, Series RS86, 0.00%, 2/12/31  4,975,000 4,041
Total Slovenia (Cost
$50,623
)
38,371
SOUTH AFRICA 1.2%
Corporate Bonds 0.1%
Anglo American Capital, 3.375%, 3/11/29 (GBP)  5,340,000 5,688
5,688
Government Bonds 1.1%
Republic of South Africa, Series R186, 10.50%, 12/21/26  487,376,000 26,524
Republic of South Africa, Series R213, 7.00%, 2/28/31  931,175,000 38,629
65,153
Total South Africa (Cost
$74,946
)
70,841
SOUTH KOREA 0.4%
Corporate Bonds 0.4%
NongHyup Bank, 4.875%, 7/3/28 (USD) (1) 11,310,000 10,985
Shinhan Bank, 4.50%, 4/12/28 (USD) (1) 12,100,000 11,627
Total South Korea (Cost
$23,327
)
22,612

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
SPAIN 2.3%
Corporate Bonds 1.3%
Banco Bilbao Vizcaya Argentaria, 3.375%, 9/20/27 (2) 7,900,000 8,084
Banco Bilbao Vizcaya Argentaria, VR, 5.75%, 9/15/33 (3) 2,700,000 2,826
Banco de Sabadell, VR, 0.875%, 6/16/28 (3) 6,600,000 5,940
Banco de Sabadell, VR, 5.125%, 11/10/28 (3) 5,100,000 5,426
Banco Santander, 1.125%, 1/17/25  5,800,000 5,888
CaixaBank, 3.75%, 9/7/29 (2) 9,300,000 9,549
CaixaBank, VR, 6.25%, 2/23/33 (3) 2,600,000 2,752
Cellnex Telecom, 1.75%, 10/23/30 (2) 13,000,000 11,136
Cirsa Finance International, 7.875%, 7/31/28 (1) 4,415,000 4,680
Inmobiliaria Colonial Socimi, 1.625%, 11/28/25  7,300,000 7,302
Lorca Telecom Bondco, 4.00%, 9/18/27 (2) 8,700,000 8,538
72,121
Government Bonds 1.0%
Kingdom of Spain, 0.00%, 1/31/28  65,124,000 59,342
59,342
Total Spain (Cost
$136,526
)
131,463
SRI LANKA 0.3%
Government Bonds 0.3%
Republic of Sri Lanka Treasury Bills, Series 182, 19.00%,
12/1/23  483,000,000 1,453
Republic of Sri Lanka Treasury Bills, Series 182, 19.00%,
12/15/23  1,492,000,000 4,458
Republic of Sri Lanka Treasury Bills, Series 182, 19.70%,
12/8/23  802,000,000 2,405
Republic of Sri Lanka Treasury Bills, Series 182, 23.18%,
10/6/23  1,602,000,000 4,933
Republic of Sri Lanka Treasury Bills, Series 364, 21.75%, 4/5/24  2,244,000,000 6,423
Total Sri Lanka (Cost
$20,011
)
19,672
SWEDEN 2.2%
Corporate Bonds 0.3%
Akelius Residential Property, 1.75%, 2/7/25 (EUR)  6,390,000 6,415
Tele2, 0.75%, 3/23/31 (EUR)  5,645,000 4,599
Verisure Holding, 3.875%, 7/15/26 (EUR) (1) 1,600,000 1,590
Verisure Holding, 9.25%, 10/15/27 (EUR) (2) 3,600,000 4,032
16,636

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 1.9%
Kingdom of Sweden, Series 1056, 2.25%, 6/1/32  1,243,490,000 107,236
107,236
Total Sweden (Cost
$148,617
)
123,872
SWITZERLAND 0.3%
Corporate Bonds 0.3%
ABB Finance, 3.375%, 1/16/31 (EUR)  4,445,000 4,508
Aquarius + Investments for Zurich Insurance, VR, 4.25%,
10/2/43 (EUR) (3) 2,131,000 2,254
UBS Group, VR, 2.875%, 4/2/32 (EUR) (3) 7,050,000 6,397
UBS Group, VR, 7.75%, 3/1/29 (EUR) (3) 4,879,000 5,689
Total Switzerland (Cost
$19,033
)
18,848
THAILAND 2.4%
Corporate Bonds 0.1%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (3) 7,545,000 6,304
6,304
Government Bonds 2.3%
Kingdom of Thailand, 1.60%, 12/17/29  132,630,000 3,378
Kingdom of Thailand, 2.00%, 12/17/31  3,200,559,000 80,996
Kingdom of Thailand, 3.45%, 6/17/43  691,700,000 18,463
Kingdom of Thailand, 3.65%, 6/20/31  1,104,772,000 31,528
134,365
Total Thailand (Cost
$159,838
)
140,669
UNITED ARAB EMIRATES 0.2%
Corporate Bonds 0.2%
Abu Dhabi National Energy, 4.375%, 1/24/29 (USD) (1) 6,595,000 6,315
MDGH GMTN RSC, 4.375%, 11/22/33 (USD) (1) 4,380,000 4,003
Total United Arab Emirates (Cost
$10,913
)
10,318
UNITED KINGDOM 8.5%
Corporate Bonds 2.6%
Barclays, VR, 0.577%, 8/9/29 (EUR) (3) 5,175,000 4,432
Barclays, VR, 0.877%, 1/28/28 (EUR) (2)(3) 5,200,000 4,851
Barclays, VR, 6.369%, 1/31/31 (3) 4,650,000 5,538
Bellis Acquisition, 3.25%, 2/16/26 (1) 1,450,000 1,534
Deuce Finco, 5.50%, 6/15/27 (1) 1,600,000 1,706

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Eastern Power Networks, 5.75%, 3/8/24  62,000 76
Heathrow Funding, 2.75%, 10/13/29  6,447,000 6,575
HSBC Holdings, VR, 4.752%, 3/10/28 (EUR) (3) 10,715,000 11,318
Jerrold Finco, 4.875%, 1/15/26 (1) 580,000 660
Jerrold Finco, 5.25%, 1/15/27  2,800,000 3,017
Kane Bidco, 5.00%, 2/15/27 (EUR)  8,420,000 8,470
Legal & General Group, VR, 5.375%, 10/27/45 (3) 5,685,000 6,728
Marks & Spencer, 6.00%, 6/12/25  1,713,000 2,067
Motion Finco, 7.375%, 6/15/30 (EUR) (1) 6,345,000 6,565
Nationwide Building Society, VR, 1.50%, 3/8/26 (EUR) (2)(3) 2,770,000 2,797
Nationwide Building Society, VR, 2.00%, 7/25/29 (EUR) (2)(3) 5,050,000 5,168
NatWest Group, VR, 0.67%, 9/14/29 (EUR) (3) 5,250,000 4,512
NatWest Group, VR, 0.78%, 2/26/30 (EUR) (2)(3) 2,014,000 1,710
NatWest Group, VR, 1.043%, 9/14/32 (EUR) (2)(3) 5,075,000 4,443
Next Group, 3.625%, 5/18/28 (2) 7,491,000 8,246
Next Group, 4.375%, 10/2/26 (2) 982,000 1,146
Santander U.K. Group Holdings, VR, 0.603%, 9/13/29 (EUR) (3) 6,475,000 5,511
Santander U.K. Group Holdings, VR, 2.421%, 1/17/29 (3) 3,320,000 3,408
Santander U.K. Group Holdings, VR, 3.53%, 8/25/28 (EUR) (3) 5,300,000 5,323
Severn Trent Utilities Finance, 4.625%, 11/30/34  5,970,000 6,448
Severn Trent Utilities Finance, 6.125%, 2/26/24  206,000 251
Sky, 1.875%, 11/24/23 (EUR)  5,244,000 5,524
Standard Chartered, VR, 2.50%, 9/9/30 (EUR) (3) 6,670,000 6,651
Tesco Corporate Treasury Services, 0.875%, 5/29/26 (EUR)  5,250,000 5,092
Tesco Corporate Treasury Services, 1.875%, 11/2/28  4,850,000 4,881
Victoria, 3.625%, 8/24/26 (EUR) (2) 3,700,000 3,061
Vmed O2 U.K. Financing I, 4.50%, 7/15/31 (2) 5,630,000 5,375
Vmed O2 U.K. Financing I, 4.50%, 7/15/31 (1) 5,145,000 4,912
147,996
Government Bonds 5.9%
United Kingdom Gilt, 0.625%, 6/7/25  55,319,000 63,141
United Kingdom Gilt, 0.625%, 10/22/50  22,419,000 10,039
United Kingdom Gilt, 1.50%, 7/22/26  49,538,000 55,789
United Kingdom Gilt, 1.625%, 10/22/28  120,020,000 128,776
United Kingdom Gilt, 4.25%, 12/7/46  40,693,797 45,098
United Kingdom Gilt, Inflation-Indexed, Series 3MO, 0.125%,
3/22/26  32,602,954 39,148
341,991
Total United Kingdom (Cost
$544,512
)
489,987
UNITED STATES 4.5%
Corporate Bonds 4.3%
AbbVie, 2.625%, 11/15/28 (EUR)  5,967,000 5,919

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
American Honda Finance, 0.75%, 11/25/26 (GBP) (2) 4,097,000 4,327
American Honda Finance, 1.95%, 10/18/24 (EUR) (2) 4,680,000 4,846
Ardagh Metal Packaging Finance USA, 3.00%, 9/1/29 (EUR) (1) 5,325,000 4,265
AT&T, 3.95%, 4/30/31 (EUR)  13,150,000 13,339
Athene Global Funding, 0.832%, 1/8/27 (EUR)  6,150,000 5,685
Bank of America, 2.375%, 6/19/24 (EUR)  5,000,000 5,220
Bank of America, VR, 1.379%, 2/7/25 (EUR) (3) 5,786,000 6,055
Becton Dickinson & Company, 3.02%, 5/24/25 (GBP)  7,393,000 8,652
Becton Dickinson Euro Finance, 0.334%, 8/13/28 (EUR) (2) 1,450,000 1,282
Becton Dickinson Euro Finance, 1.213%, 2/12/36 (EUR)  1,874,000 1,357
Berkshire Hathaway Finance, 1.50%, 3/18/30 (EUR)  5,119,000 4,625
Capital One Financial, 1.65%, 6/12/29 (EUR)  11,300,000 9,744
Comcast, 0.00%, 9/14/26 (EUR)  3,000,000 2,825
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR) (1) 2,623,000 2,803
Encore Capital Group, 4.875%, 10/15/25 (EUR) (1) 3,480,000 3,573
Fiserv, 1.625%, 7/1/30 (EUR) (2) 175,000 155
Fiserv, 3.00%, 7/1/31 (GBP)  9,825,000 9,819
Fiserv, 4.50%, 5/24/31 (EUR)  10,825,000 11,295
Ford Motor Credit, 4.867%, 8/3/27 (EUR)  6,420,000 6,689
General Motors Financial, 0.85%, 2/26/26 (EUR)  10,000,000 9,714
Goldman Sachs Group, 1.375%, 5/15/24 (EUR)  5,700,000 5,923
Goldman Sachs Group, 1.625%, 7/27/26 (EUR)  4,137,000 4,104
Goldman Sachs Group, VR, 3.625%, 10/29/29 (GBP) (2)(3) 3,180,000 3,454
Graphic Packaging International, 2.625%, 2/1/29 (EUR) (1) 2,975,000 2,728
Harley-Davidson Financial Services, 5.125%, 4/5/26 (EUR)  8,000,000 8,548
Highland Holdings, 0.318%, 12/15/26 (EUR) (2) 3,635,000 3,413
International Game Technology, 3.50%, 6/15/26 (EUR) (2) 4,550,000 4,581
International Game Technology, 3.50%, 6/15/26 (EUR) (1) 2,410,000 2,427
Medtronic Global Holdings, 0.375%, 10/15/28 (EUR)  2,969,000 2,639
Metropolitan Life Global Funding I, 5.00%, 1/10/30 (GBP)  570,000 671
Mondelez International, 0.25%, 3/17/28 (EUR)  10,218,000 9,198
Mondelez International Holdings Netherlands, 0.25%, 9/9/29
(EUR) (1) 6,160,000 5,251
Morgan Stanley, VR, 0.406%, 10/29/27 (EUR) (3) 4,931,000 4,615
Morgan Stanley, VR, 0.495%, 10/26/29 (EUR) (2)(3) 11,660,000 10,066
Morgan Stanley, VR, 5.148%, 1/25/34 (EUR) (3) 2,000,000 2,162
Netflix, 3.875%, 11/15/29 (EUR)  5,585,000 5,709
Prologis, 2.25%, 6/30/29 (GBP)  5,048,000 5,089
Thermo Fisher Scientific, 0.875%, 10/1/31 (EUR)  5,170,000 4,292
Thermo Fisher Scientific, 2.375%, 4/15/32 (EUR)  842,000 782
Thermo Fisher Scientific Finance I, 0.80%, 10/18/30 (EUR) (2) 1,890,000 1,612
Upjohn Finance, 1.908%, 6/23/32 (EUR)  5,520,000 4,483
Utah Acquisition Sub, 3.125%, 11/22/28 (EUR)  5,630,000 5,465
Verizon Communications, 1.30%, 5/18/33 (EUR)  5,270,000 4,222
Verizon Communications, 2.625%, 12/1/31 (EUR)  4,715,000 4,408
VF, 4.125%, 3/7/26 (EUR)  4,239,000 4,411

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
VF, 4.25%, 3/7/29 (EUR) (2) 4,355,000 4,441
Westlake, 1.625%, 7/17/29 (EUR)  9,435,000 8,297
245,180
Municipal Securities 0.2%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (6) 22,245,826 11,540
11,540
Total United States (Cost
$294,265
)
256,720
SHORT-TERM INVESTMENTS 5.9%
Money Market Funds 2.8%
T. Rowe Price Government Reserve Fund, 5.40% (7)(8) 160,230,619 160,231
160,231
U.S. Treasury Obligations 3.1%
U.S. Treasury Bills, 5.324%, 10/19/23  178,200,000 177,754
177,754
Total Short-Term Investments (Cost $337,962) 337,985
SECURITIES LENDING COLLATERAL 1.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.9%
Money Market Funds 1.9%
T. Rowe Price Government Reserve Fund, 5.40% (7)(8) 110,631,906 110,632
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 110,632
Total Securities Lending Collateral (Cost $110,632) 110,632
Total Investments in Securities 97.3%
(Cost $6,240,957) $ 5,606,774
Other Assets Less Liabilities 2.7% 157,496
Net Assets 100.0% $ 5,764,270
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$362,609 and represents 6.3% of net assets.
(2) All or a portion of this security is on loan at September 30, 2023.

T. ROWE PRICE International Bond Fund (USD Hedged)

.
.
.
.
.
.
.
.
.
.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) Perpetual security with no stated maturity date.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(7) Seven-day yield
(8) Affiliated Companies
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso
CZK Czech Koruna
EUR Euro
FRN Floating Rate Note
GBP British Pound
GBP SONIA Sterling Overnight Index Average
GO General Obligation
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian New Sol
PIK Payment-in-kind
PLN Polish Zloty
RON New Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht

T. ROWE PRICE International Bond Fund (USD Hedged)

.
.
.
.
.
.
.
.
.
.
TONA Tokyo overnight average rate
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
SWAPS (0.7)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Greece 0.0%
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic, BB+*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24 (USD) * 17,964 166 (183) 349
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic, BB+*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/29 (USD) * 12,470 (30) (390) 360
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BB+*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/24 (USD) * 9,200 56 (82) 138
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BB+*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 (USD) * 16,500 152 (23) 175
Citibank, Protection Sold (Relevant Credit:
Hellenic Republic, BB+*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/25
(USD) * 6,635 73 (130) 203
Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, BB+*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 (USD) * 4,911 45 (9) 54
Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, BB+*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/25 (USD) * 2,801 31 (44) 75
Total Greece (861) 1,354
Total Bilateral Credit Default Swaps, Protection Sold (861) 1,354
Interest Rate Swaps 0.0%
China 0.0%
Citibank, 7 Year Interest Rate Swap,
Receive Fixed 2.650% Quarterly, Pay
Variable 1.97%, (7 Day Interbank Repo)
Quarterly, 5/16/30 123,767 194 — 194

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Citibank, 7 Year Interest Rate Swap,
Receive Fixed 2.650% Quarterly, Pay
Variable 2.00%, (7 Day Interbank Repo)
Quarterly, 5/15/30 124,955 196 — 196
Total China — 390
Total Bilateral Interest Rate Swaps — 390
Total Bilateral Swaps (861) 1,744
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.7)%
Credit Default Swaps, Protection Bought (0.0)%
Canada (0.0)%
Protection Bought (Relevant Credit:
Bombardier), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/28
(USD) 14,510 (455) (588) 133
Total Canada 133
Foreign/Europe 0.0%
Protection Bought (Relevant Credit:
Lanxess), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/28 1,980 113 88 25
Total Foreign/Europe 25
Total Centrally Cleared Credit Default Swaps,
Protection Bought 158
Credit Default Swaps, Protection Sold 0.0%
Greece 0.0%
Protection Sold (Relevant Credit: Hellenic
Republic, BB+*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/26 (USD) * 3,700 49 39 10
Total Greece 10
Spain 0.0%
Protection Sold (Relevant Credit: Cellnex
Telecom, BB+*), Receive 5.00% Quarterly,
Pay upon credit default, 12/20/28 * 1,900 299 292 7
Total Spain 7
Total Centrally Cleared Credit Default Swaps,
Protection Sold 17

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Interest Rate Swaps (0.7)%
China 0.0%
5 Year Interest Rate Swap, Receive Fixed
2.283% Quarterly, Pay Variable 2.200% (7
Day Interbank Repo) Quarterly, 8/18/28 235,500 (162) — (162)
5 Year Interest Rate Swap, Receive Fixed
2.476% Quarterly, Pay Variable 1.830% (7
Day Interbank Repo) Quarterly, 6/1/28 219,090 139 — 139
5 Year Interest Rate Swap, Receive Fixed
2.562% Quarterly, Pay Variable 2.000% (7
Day Interbank Repo) Quarterly, 5/15/28 37,862 46 — 46
5 Year Interest Rate Swap, Receive Fixed
2.568% Quarterly, Pay Variable 1.973% (7
Day Interbank Repo) Quarterly, 5/16/28 128,613 161 — 161
5 Year Interest Rate Swap, Receive Fixed
2.579% Quarterly, Pay Variable 2.000% (7
Day Interbank Repo) Quarterly, 5/15/28 164,070 219 — 219
Total China 403
Foreign/Europe (0.6)%
2 Year Interest Rate Swap, Receive Fixed
3.544% Annually, Pay Variable 3.932% (6M
EURIBOR) Semi-Annually, 2/27/25 37,700 459 — 459
4 Year Interest Rate Swap, Receive Fixed
(0.090)% Annually, Pay Variable 3.622%
(6M EURIBOR) Semi-Annually, 11/4/25 27,310 (2,660) — (2,660)
4 Year Interest Rate Swap, Receive Fixed
(0.144)% Annually, Pay Variable 3.562%
(6M EURIBOR) Semi-Annually, 10/20/25 36,080 (3,580) — (3,580)
5 Year Interest Rate Swap, Receive Fixed
3.367% Annually, Pay Variable 4.071% (6M
EURIBOR) Semi-Annually, 9/21/28 337,575 (669) — (669)
7 Year Interest Rate Swap, Receive Fixed
2.638% Annually, Pay Variable 3.790% (6M
EURIBOR) Semi-Annually, 12/17/29 47,260 (1,529) — (1,529)
9 Year Interest Rate Swap, Pay Fixed
0.858% Annually, Receive Variable 4.070%
(6M EURIBOR) Semi-Annually, 9/22/27 600 61 1 60
10 Year Interest Rate Swap, Receive Fixed
0.830% Annually, Pay Variable 3.987% (6M
EURIBOR) Semi-Annually, 3/2/32 40,250 (7,769) — (7,769)
10 Year Interest Rate Swap, Receive Fixed
1.222% Annually, Pay Variable 3.341% (6M
EURIBOR) Semi-Annually, 4/5/32 49,550 (8,827) — (8,827)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Receive Fixed
1.627% Annually, Pay Variable 3.587% (6M
EURIBOR) Semi-Annually, 4/21/32 30,272 (4,398) — (4,398)
10 Year Interest Rate Swap, Receive Fixed
1.640% Annually, Pay Variable 3.645% (6M
EURIBOR) Semi-Annually, 5/3/32 30,750 (4,433) — (4,433)
10 Year Interest Rate Swap, Receive Fixed
2.683% Annually, Pay Variable 3.760% (6M
EURIBOR) Semi-Annually, 11/30/32 4,760 (223) — (223)
10 Year Interest Rate Swap, Receive Fixed
2.698% Annually, Pay Variable 3.760% (6M
EURIBOR) Semi-Annually, 11/30/32 2,040 (93) — (93)
10 Year Interest Rate Swap, Receive Fixed
2.702% Annually, Pay Variable 3.714% (6M
EURIBOR) Semi-Annually, 11/24/32 3,600 (162) 1 (163)
10 Year Interest Rate Swap, Receive Fixed
2.712% Annually, Pay Variable 3.714% (6M
EURIBOR) Semi-Annually, 11/24/32 1,200 (53) 1 (54)
10 Year Interest Rate Swap, Receive Fixed
2.730% Annually, Pay Variable 3.707% (6M
EURIBOR) Semi-Annually, 11/23/32 88,800 (3,784) — (3,784)
10 Year Interest Rate Swap, Receive Fixed
2.735% Annually, Pay Variable 3.687% (6M
EURIBOR) Semi-Annually, 11/22/32 4,585 (193) — (193)
10 Year Interest Rate Swap, Receive Fixed
2.742% Annually, Pay Variable 3.687% (6M
EURIBOR) Semi-Annually, 11/22/32 13,400 (554) — (554)
10 Year Interest Rate Swap, Receive Fixed
2.796% Annually, Pay Variable 3.663% (6M
EURIBOR) Semi-Annually, 11/17/32 2,890 (105) 1 (106)
10 Year Interest Rate Swap, Receive Fixed
2.803% Annually, Pay Variable 3.658% (6M
EURIBOR) Semi-Annually, 11/18/32 4,912 (175) 1 (176)
10 Year Interest Rate Swap, Receive Fixed
2.822% Annually, Pay Variable 3.663% (6M
EURIBOR) Semi-Annually, 11/17/32 19,300 (658) — (658)
30 Year Interest Rate Swap, Pay Fixed
2.953% Annually, Receive Variable 4.071%
(6M EURIBOR) Semi-Annually, 9/22/53 72,000 2,022 — 2,022
Total Foreign/Europe (37,328)
Japan 0.0%
5 Year Interest Rate Swap, Pay Fixed
0.418% Annually, Receive Variable
(0.057)% (JPY TONA) Annually, 8/10/28 58,400,000 1,823 — 1,823
Total Japan 1,823

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Mexico (0.1)%
7 Year Interest Rate Swap, Receive Fixed
5.499% 28 Days, Pay Variable 11.499%
(MXIBTIIE) 28 Days, 5/4/27 525,000 (3,997) — (3,997)
Total Mexico (3,997)
Poland 0.1%
5 Year Interest Rate Swap, Pay Fixed
5.010% Annually, Receive Variable 6.950%
(6M PLN WIBOR) Semi-Annually, 6/30/28 372,800 (1,129) — (1,129)
10 Year Interest Rate Swap, Pay Fixed
1.775% Annually, Receive Variable 6.950%
(6M PLN WIBOR) Semi-Annually, 10/22/29 32,824 1,186 1 1,185
10 Year Interest Rate Swap, Pay Fixed
1.780% Annually, Receive Variable 6.950%
(6M PLN WIBOR) Semi-Annually, 10/22/29 22,976 828 — 828
10 Year Interest Rate Swap, Pay Fixed
2.850% Annually, Receive Variable 6.950%
(6M PLN WIBOR) Semi-Annually, 4/6/28 15,800 303 — 303
10 Year Interest Rate Swap, Pay Fixed
2.910% Annually, Receive Variable 5.650%
(6M PLN WIBOR) Semi-Annually, 3/27/28 16,200 173 1 172
10 Year Interest Rate Swap, Pay Fixed
2.920% Annually, Receive Variable 6.950%
(6M PLN WIBOR) Semi-Annually, 5/7/28 16,100 293 — 293
10 Year Interest Rate Swap, Pay Fixed
3.030% Annually, Receive Variable 6.950%
(6M PLN WIBOR) Semi-Annually, 5/18/28 10,100 172 — 172
10 Year Interest Rate Swap, Pay Fixed
3.075% Annually, Receive Variable 6.530%
(6M PLN WIBOR) Semi-Annually, 2/27/28 8,000 82 — 82
10 Year Interest Rate Swap, Pay Fixed
3.149% Annually, Receive Variable 6.560%
(6M PLN WIBOR) Semi-Annually, 2/13/28 15,931 153 — 153
10 Year Interest Rate Swap, Pay Fixed
3.158% Annually, Receive Variable 6.560%
(6M PLN WIBOR) Semi-Annually, 2/14/28 12,062 116 1 115
10 Year Interest Rate Swap, Pay Fixed
3.160% Annually, Receive Variable 6.560%
(6M PLN WIBOR) Semi-Annually, 2/12/28 10,007 96 1 95
Total Poland 2,269

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
United Kingdom (0.1)%
2 Year Interest Rate Swap, Receive Fixed
3.955% Annually, Pay Variable 4.578%
(GBP SONIA) Annually, 1/27/25 201,235 (5,436) — (5,436)
Total United Kingdom (5,436)
Total Centrally Cleared Interest Rate Swaps (42,266)
Total Centrally Cleared Swaps (42,091)
Net payments (receipts) of variation margin to date 45,414
Variation margin receivable (payable) on centrally cleared swaps $ 3,323
* Credit ratings as of September 30, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $26.

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/6/23 IDR 385,301,550 USD 25,671 $ (752)
Bank of America 10/13/23 CZK 785,240 USD 35,512 (1,499)
Bank of America 10/13/23 USD 13,998 RON 63,115 587
Bank of America 10/13/23 USD 22,670 ZAR 431,818 (108)
Bank of America 10/20/23 CHF 25,454 USD 27,829 43
Bank of America 10/20/23 JPY 3,516,010 USD 25,487 (1,870)
Bank of America 10/20/23 USD 15,771 CAD 21,352 46
Bank of America 10/20/23 USD 48,443 NZD 77,930 1,735
Bank of America 11/24/23 USD 133,100 GBP 104,543 5,506
Bank of America 12/8/23 USD 46,648 MYR 215,416 461
Bank of America 12/8/23 USD 9,451 THB 330,204 325
Barclays Bank 10/6/23 IDR 90,661,917 USD 5,916 (52)
Barclays Bank 10/6/23 KRW 38,282,079 USD 29,323 (958)
Barclays Bank 10/6/23 USD 43,610 KRW 58,119,548 547
Barclays Bank 10/20/23 EUR 2,686 USD 2,931 (89)
Barclays Bank 11/17/23 USD 31,257 PLN 134,419 529
Barclays Bank 11/24/23 USD 6,653 GBP 5,435 20
Barclays Bank 12/8/23 USD 19,015 INR 1,578,171 90
Barclays Bank 12/15/23 USD 42,905 ZAR 820,778 (147)
Barclays Bank 1/17/24 KRW 58,119,548 USD 43,871 (639)
Barclays Bank 1/19/24 USD 1,165 EUR 1,103 (8)
BNP Paribas 10/6/23 KRW 20,083,493 USD 15,200 (319)
BNP Paribas 10/6/23 USD 3,218 TWD 99,763 123
BNP Paribas 10/13/23 HUF 4,327,823 USD 12,263 (544)
BNP Paribas 10/13/23 USD 18,658 RON 82,419 1,145
BNP Paribas 10/20/23 USD 336,081 EUR 297,647 21,113
BNP Paribas 10/20/23 USD 605,759 JPY 82,392,190 52,323
BNP Paribas 11/10/23 CLP 5,758,625 USD 6,696 (236)
BNP Paribas 11/10/23 USD 8,822 CLP 7,716,558 166
BNP Paribas 11/17/23 USD 12,179 PLN 50,282 685
BNP Paribas 11/24/23 GBP 37,563 USD 45,981 (137)
BNP Paribas 11/24/23 USD 247,873 EUR 226,529 7,800
BNP Paribas 11/24/23 USD 137,025 GBP 107,357 5,997
BNP Paribas 12/4/23 USD 14,256 BRL 70,387 371
BNP Paribas 12/7/23 USD 7,269 COP 30,709,424 (124)
BNP Paribas 12/8/23 USD 13,967 MYR 65,177 (8)
BNY Mellon 10/20/23 USD 334,852 EUR 296,703 20,883
BNY Mellon 12/15/23 USD 99,794 SGD 135,547 286
BNY Mellon 1/19/24 USD 631,643 EUR 587,274 7,299
Citibank 10/6/23 IDR 361,927,541 USD 23,572 (165)
Citibank 10/6/23 TWD 1,006,992 USD 31,202 37
Citibank 10/6/23 USD 54,918 IDR 824,709,966 1,581

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 10/13/23 MXN 125,105 USD 7,187 $ (26)
Citibank 10/13/23 RON 73,348 USD 16,283 (698)
Citibank 10/13/23 USD 33,015 CZK 733,390 1,249
Citibank 10/19/23 USD 80,588 ILS 297,934 2,405
Citibank 10/20/23 EUR 32,053 USD 33,947 (29)
Citibank 10/20/23 JPY 2,381,234 USD 16,826 (831)
Citibank 10/20/23 USD 108,854 AUD 159,066 6,502
Citibank 10/20/23 USD 957 EUR 897 8
Citibank 10/20/23 USD 17,023 JPY 2,401,197 894
Citibank 11/10/23 USD 4,437 CLP 3,800,692 174
Citibank 11/24/23 SEK 44,803 USD 4,107 4
Citibank 11/24/23 USD 7,381 GBP 6,047 —
Citibank 12/7/23 USD 7,319 COP 31,019,620 (150)
Citibank 12/15/23 CNH 25,260 USD 3,478 (5)
Citibank 12/15/23 USD 7,606 CNH 55,017 42
Citibank 1/17/24 USD 31,389 TWD 1,006,992 (89)
Deutsche Bank 10/6/23 IDR 156,393,201 USD 10,217 (102)
Deutsche Bank 10/6/23 USD 22,840 TWD 707,805 882
Deutsche Bank 10/13/23 CZK 531,360 USD 24,346 (1,331)
Deutsche Bank 10/13/23 HUF 12,742,719 USD 36,119 (1,615)
Deutsche Bank 10/13/23 USD 33,174 CZK 732,522 1,445
Deutsche Bank 12/8/23 USD 57,124 THB 1,986,271 2,234
Goldman Sachs 10/6/23 IDR 135,697,432 USD 8,742 34
Goldman Sachs 10/6/23 IDR 151,665,826 USD 9,895 (86)
Goldman Sachs 10/6/23 KRW 38,036,055 USD 28,734 (551)
Goldman Sachs 10/6/23 TWD 539,652 USD 16,733 8
Goldman Sachs 10/6/23 TWD 323,316 USD 10,037 (7)
Goldman Sachs 10/6/23 USD 48,143 IDR 720,150,706 1,567
Goldman Sachs 10/6/23 USD 40,200 TWD 1,246,929 1,517
Goldman Sachs 10/20/23 JPY 286,894 USD 1,943 (16)
Goldman Sachs 10/20/23 USD 17,673 JPY 2,415,558 1,447
Goldman Sachs 11/24/23 USD 133,305 GBP 104,543 5,712
Goldman Sachs 12/4/23 USD 14,243 BRL 70,387 358
Goldman Sachs 12/8/23 USD 13,969 INR 1,167,904 (36)
Goldman Sachs 12/15/23 USD 59,130 CNH 426,767 451
Goldman Sachs 1/17/24 USD 8,728 IDR 135,697,432 (25)
Goldman Sachs 1/17/24 USD 26,924 TWD 862,968 (52)
HSBC Bank 10/6/23 IDR 132,837,242 USD 8,595 (4)
HSBC Bank 10/6/23 USD 21,105 TWD 653,358 837
HSBC Bank 10/13/23 HUF 3,034,348 USD 8,471 (254)
HSBC Bank 10/20/23 EUR 12,505 USD 13,467 (234)
HSBC Bank 10/20/23 JPY 3,958,638 USD 26,603 (12)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 11/24/23 EUR 519 USD 559 $ (9)
HSBC Bank 11/24/23 USD 165,613 EUR 151,020 5,563
HSBC Bank 12/8/23 USD 150,926 MYR 699,085 1,034
HSBC Bank 12/15/23 USD 118,190 CNH 853,547 831
HSBC Bank 1/17/24 USD 8,584 IDR 132,837,242 15
JPMorgan Chase 10/13/23 CZK 48,181 USD 2,225 (138)
JPMorgan Chase 10/13/23 HUF 1,392,642 USD 3,792 (21)
JPMorgan Chase 10/20/23 AUD 5,718 USD 3,694 (14)
JPMorgan Chase 10/20/23 CAD 46,655 USD 35,449 (1,089)
JPMorgan Chase 10/20/23 EUR 2,350 USD 2,590 (104)
JPMorgan Chase 10/20/23 USD 26,247 JPY 3,801,811 710
JPMorgan Chase 10/20/23 USD 11,383 NOK 113,988 720
JPMorgan Chase 11/24/23 EUR 2,974 USD 3,241 (89)
JPMorgan Chase 11/24/23 GBP 30,189 USD 38,321 (1,476)
JPMorgan Chase 11/24/23 USD 3,792 GBP 3,085 26
JPMorgan Chase 12/8/23 MYR 7,342 USD 1,573 2
JPMorgan Chase 12/8/23 USD 1,864 THB 64,903 70
Morgan Stanley 10/6/23 TWD 837,895 USD 26,217 (224)
Morgan Stanley 10/13/23 USD 11,724 MXN 203,505 75
Morgan Stanley 11/10/23 CLP 5,758,625 USD 6,693 (233)
Morgan Stanley 11/24/23 USD 114,557 SEK 1,235,930 1,167
Morgan Stanley 12/8/23 USD 6,496 THB 227,012 223
Morgan Stanley 12/15/23 USD 178,679 CNH 1,294,087 747
Morgan Stanley 1/17/24 USD 10,673 PEN 40,767 (31)
Morgan Stanley 1/19/24 USD 2,871 EUR 2,708 (8)
RBC Dominion Securities 10/13/23 USD 12,506 MXN 218,030 26
RBC Dominion Securities 10/20/23 CAD 179,044 USD 136,095 (4,236)
RBC Dominion Securities 10/20/23 USD 86,436 CAD 115,595 1,304
RBC Dominion Securities 10/20/23 USD 87,911 JPY 12,704,099 2,576
Standard Chartered 12/15/23 USD 49,896 SGD 67,794 126
State Street 10/13/23 USD 38,309 MXN 668,616 37
State Street 10/13/23 USD 4,546 MXN 79,468 (3)
State Street 10/20/23 AUD 46,665 USD 30,234 (207)
State Street 10/20/23 CAD 40,206 USD 29,844 (234)
State Street 10/20/23 EUR 11,239 USD 12,288 (395)
State Street 10/20/23 USD 262,960 CAD 346,423 7,832
State Street 10/20/23 USD 16,330 JPY 2,261,017 1,143
State Street 11/24/23 EUR 5,121 USD 5,573 (146)
State Street 11/24/23 USD 248,216 EUR 226,529 8,142
State Street 11/24/23 USD 17,173 GBP 13,834 289
State Street 11/24/23 USD 285 GBP 235 (2)
State Street 12/8/23 USD 2,800 THB 97,691 101

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 12/15/23 SGD 4,454 USD 3,282 $ (12)
State Street 1/19/24 USD 8,073 EUR 7,524 74
UBS Investment Bank 10/6/23 IDR 130,375,964 USD 8,402 30
UBS Investment Bank 10/6/23 USD 30,079 KRW 38,282,079 1,714
UBS Investment Bank 10/13/23 HUF 918,550 USD 2,566 (79)
UBS Investment Bank 10/13/23 USD 6,382 CZK 146,064 55
UBS Investment Bank 10/13/23 USD 12,280 HUF 4,426,429 295
UBS Investment Bank 10/13/23 USD 28,261 MXN 485,431 474
UBS Investment Bank 10/13/23 USD 27,349 RON 127,223 316
UBS Investment Bank 10/20/23 USD 59,546 CHF 51,712 2,921
UBS Investment Bank 10/20/23 USD 34,939 EUR 31,725 1,369
UBS Investment Bank 10/20/23 USD 12,284 EUR 11,610 (2)
UBS Investment Bank 10/20/23 USD 68,620 JPY 9,709,464 3,400
UBS Investment Bank 11/17/23 PLN 182,817 USD 42,098 (305)
UBS Investment Bank 11/17/23 USD 77,724 PLN 320,859 4,375
UBS Investment Bank 11/24/23 EUR 1,111 USD 1,205 (28)
UBS Investment Bank 11/24/23 USD 20,984 EUR 19,640 169
UBS Investment Bank 11/24/23 USD 133,575 GBP 104,682 5,812
UBS Investment Bank 12/7/23 USD 14,849 COP 62,349,436 (163)
UBS Investment Bank 12/8/23 THB 204,526 USD 5,634 18
UBS Investment Bank 12/8/23 USD 69,374 THB 2,402,774 2,973
UBS Investment Bank 1/17/24 USD 8,389 IDR 130,375,964 (22)
UBS Investment Bank 1/17/24 USD 8,007 PEN 30,575 (21)
UBS Investment Bank 1/19/24 USD 13,788 EUR 12,770 211
Wells Fargo 11/24/23 EUR 305 USD 333 (9)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 191,325

T. ROWE PRICE International Bond Fund (USD Hedged)

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 408 Commonwealth of Australia ten year bond
contracts 12/23 (29,373) $ 744
Long, 385 Commonwealth of Australia three year
bond contracts 12/23 26,076 (200)
Short, 364 Euro BUND contracts 12/23 (49,506) 1,362
Long, 29 Euro SCHATZ contracts 12/23 3,219 2
Short, 257 Government of Canada ten year bond
contracts 12/23 (21,784) 562
Short, 109 Government of Japan ten year bond
contracts 12/23 (105,732) 703
Long, 1,928 Republic of South Korea ten year bond
contracts 12/23 154,166 (1,294)
Short, 1,328 Republic of South Korea three year
bond contracts 12/23 (101,416) 48
Short, 87 U.K. Gilt ten year contracts 12/23 (9,995) 51
Short, 662 U.S. Treasury Notes five year contracts 12/23 (69,748) 583
Short, 431 U.S. Treasury Notes ten year contracts 12/23 (46,575) 801
Short, 302 Ultra U.S. Treasury Notes ten year
contracts 12/23 (33,692) 943
Net payments (receipts) of variation margin to date (5,126)
Variation margin receivable (payable) on open futures contracts $ (821)

T. ROWE PRICE International Bond Fund (USD Hedged)

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 4,588 ++
Totals $ — # $ — $ 4,588 +
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Government
Reserve Fund, 5.40% $ 232,494 ¤ ¤ $ 270,863
Total $ 270,863 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $4,588 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $270,863.

T. ROWE PRICE International Bond Fund (USD Hedged)
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Bond Fund (USD Hedged)  (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE International Bond Fund (USD Hedged)

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed

T. ROWE PRICE International Bond Fund (USD Hedged)

representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Bond Fund (USD Hedged)

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 5,158,157 $ — $ 5,158,157
Short-Term Investments 160,231 177,754 — 337,985
Securities Lending Collateral 110,632 — — 110,632
Total Securities 270,863 5,335,911 — 5,606,774
Swaps* — 9,415 — 9,415
Forward Currency Exchange
Contracts — 214,433 — 214,433
Futures Contracts* 5,799 — — 5,799
Total $ 276,662 $ 5,559,759 $ — $ 5,836,421
Liabilities
Swaps* $ — $ 50,623 $ — $ 50,623
Forward Currency Exchange
Contracts — 23,108 — 23,108
Futures Contracts* 1,494 — — 1,494
Total $ 1,494 $ 73,731 $ — $ 75,225
1
Includes Asset-Backed Securities, Convertible Bonds, Corporate Bonds, Government Bonds
and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE International Bond Fund (USD Hedged)

and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F1114-054Q3 09/23